CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 140,517	$ 447,616
Cash and Investments held in the Trust Account	22,074,404	152,102,400
Prepaid expenses and other current assets	3,320	181,502
Total current assets	22,218,241	152,731,518
Total assets	22,218,241	152,731,518
Current liabilities:
Accounts payable	37,749	279,382
Accrued expenses	139,793	4,516
Deferred underwriting fee	5,310,585	0
Unsecured promissory notes	800,000	0
Total current liabilities	6,288,127	283,898
Non-current liabilities:
Deferred underwriting fee	0	5,310,585
Total non-current liabilities	0	5,310,585
Total liabilities	6,288,127	5,594,483
Common stock subject to possible redemption	10,930,113	142,137,034
Stockholders' equity:
Common stock, $0.0001 par value; 500,000,000 shares authorized; 4,890,697 and 4,752,672 shares issued and outstanding as of December 31, 2018, and 2017, respectively (excluding 1,076,328 and 14,213,703 shares subject to possible redemption)	489	475
Additional paid-in capital	7,331,343	5,781,005
Retained earnings	(2,331,831)	(781,479)
Total stockholders' equity	5,000,001	5,000,001
Total liabilities and stockholders' equity	$ 22,218,241	$ 152,731,518